SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2017	2016	2017	2016
	%
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to Dollars	Libor+2%	Libor+2%	4,856	4,497
In other currencies	10%-17%	10%-17%	245	339

			5,101	4,836

Unutilized credit lines			10,954	8,714